INTANGIBLES	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLES	INTANGIBLES

	2026	2025
Intellectual property rights	US$	US$
Balance at the beginning of the year	13,550,993	-
Transfers from prepayments	-	5,500,000
Additions	18,377	8,819,121
Amortization	(1,300,546)	(768,128)
Balance at June 30	12,268,824	13,550,993
- at cost	14,337,498	14,319,121
- accumulated amortization	(2,068,674)	(768,128)
During the fiscal year 2025, the Group exercised its exclusive option to purchase intellectual property rights of Blacksand Technology, LLC. The group now holds the exclusive commercial rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal.